UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 06/30/2025

Date of reporting period: 12/31/2024

Item 1. Reports to Stockholders.

(a)

Olstein All Cap Value Fund
Class A | OFAVX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.  You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.42%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$528,449,902
Number of Equity Holdings	78
Portfolio Turnover	20%
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type (% of Net Assets)
Common Stocks	94.7%
Cash & Other	5.3%

Top 10 Equity Issuers (% of Net Assets)
Walt Disney Company	2.9%
Target Corporation	1.9%
Becton, Dickinson and Company	1.8%
Schlumberger Ltd.	1.8%
Baxter International, Inc.	1.8%
United Parcel Service, Inc.	1.8%
Johnson & Johnson	1.8%
Corteva, Inc.	1.8%
Sensata Technologies Holding PLC	1.7%
International Flavors & Fragrances, Inc.	1.7%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein All Cap Value Fund	PAGE 1	TSR-SAR-56167N563

Olstein All Cap Value Fund
Class C | OFALX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.  You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.17%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$528,449,902
Number of Equity Holdings	78
Portfolio Turnover	20%
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type (% of Net Assets)
Common Stocks	94.7%
Cash & Other	5.3%

Top 10 Equity Issuers (% of Net Assets)
Walt Disney Company	2.9%
Target Corporation	1.9%
Becton, Dickinson and Company	1.8%
Schlumberger Ltd.	1.8%
Baxter International, Inc.	1.8%
United Parcel Service, Inc.	1.8%
Johnson & Johnson	1.8%
Corteva, Inc.	1.8%
Sensata Technologies Holding PLC	1.7%
International Flavors & Fragrances, Inc.	1.7%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein All Cap Value Fund	PAGE 1	TSR-SAR-56167N613

Olstein All Cap Value Fund
Adviser Class | OFAFX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.  You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adviser Class	$61	1.17%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$528,449,902
Number of Equity Holdings	78
Portfolio Turnover	20%
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type (% of Net Assets)
Common Stocks	94.7%
Cash & Other	5.3%

Top 10 Equity Issuers (% of Net Assets)
Walt Disney Company	2.9%
Target Corporation	1.9%
Becton, Dickinson and Company	1.8%
Schlumberger Ltd.	1.8%
Baxter International, Inc.	1.8%
United Parcel Service, Inc.	1.8%
Johnson & Johnson	1.8%
Corteva, Inc.	1.8%
Sensata Technologies Holding PLC	1.7%
International Flavors & Fragrances, Inc.	1.7%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein All Cap Value Fund	PAGE 1	TSR-SAR-56167N621

Olstein Strategic Opportunities Fund
Class A | OFSAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.  You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.60%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$69,952,000
Number of Equity Holdings	36
Portfolio Turnover	14%
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type (% of Net Assets)
Common Stocks	97.6%
Cash & Other	2.4%

Top 10 Equity Issuers (% of Net Assets)
Integra LifeSciences Hldg Corp.	4.3%
Sensata Technologies Hldg PLC	4.3%
Dine Brands Global, Inc.	4.2%
Gates Industrial Corp. PLC	4.2%
Shyft Group, Inc.	3.8%
Vontier Corp.	3.8%
Central Garden & Pet Co. - Class A	3.6%
ABM Industries, Inc.	3.5%
Blue Bird Corp.	3.5%
Vishay Intertechnology, Inc.	3.4%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein Strategic Opportunities Fund	PAGE 1	TSR-SAR-56167N597

Olstein Strategic Opportunities Fund
Class C | OFSCX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.  You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.35%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$69,952,000
Number of Equity Holdings	36
Portfolio Turnover	14%
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type (% of Net Assets)
Common Stocks	97.6%
Cash & Other	2.4%

Top 10 Equity Issuers (% of Net Assets)
Integra LifeSciences Hldg Corp.	4.3%
Sensata Technologies Hldg PLC	4.3%
Dine Brands Global, Inc.	4.2%
Gates Industrial Corp. PLC	4.2%
Shyft Group, Inc.	3.8%
Vontier Corp.	3.8%
Central Garden & Pet Co. - Class A	3.6%
ABM Industries, Inc.	3.5%
Blue Bird Corp.	3.5%
Vishay Intertechnology, Inc.	3.4%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein Strategic Opportunities Fund	PAGE 1	TSR-SAR-56167N589

Olstein Strategic Opportunities Fund
Adviser Class | OFSFX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund.  You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adviser Class	$69	1.35%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$69,952,000
Number of Equity Holdings	36
Portfolio Turnover	14%
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type (% of Net Assets)
Common Stocks	97.6%
Cash & Other	2.4%

Top 10 Equity Issuers (% of Net Assets)
Integra LifeSciences Hldg Corp.	4.3%
Sensata Technologies Hldg PLC	4.3%
Dine Brands Global, Inc.	4.2%
Gates Industrial Corp. PLC	4.2%
Shyft Group, Inc.	3.8%
Vontier Corp.	3.8%
Central Garden & Pet Co. - Class A	3.6%
ABM Industries, Inc.	3.5%
Blue Bird Corp.	3.5%
Vishay Intertechnology, Inc.	3.4%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein Strategic Opportunities Fund	PAGE 1	TSR-SAR-56167N571

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

THE OLSTEIN ALL CAP VALUE FUND
THE OLSTEIN STRATEGIC OPPORTUNITIES FUND
Core Financial Statements
December 31, 2024

The Olstein All Cap Value Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Advertising Agencies - 1.5%
Omnicom Group, Inc.(a)	94,000	$8,087,760
Aerospace & Defense - 3.7%
General Dynamics Corporation	28,500	7,509,465
L3Harris Technologies, Inc.	28,000	5,887,840
RTX Corporation	51,280	5,934,121
		19,331,426
Air Delivery & Freight Services - 3.3%
FedEx Corporation	28,000	7,877,240
United Parcel Service, Inc. - Class B	75,000	9,457,500
		17,334,740
Airlines - 3.0%
Delta Air Lines, Inc.	124,000	7,502,000
Southwest Airlines Company	240,000	8,068,800
		15,570,800
Auto Manufacturers - 1.2%
General Motors Company	122,000	6,498,940
Automobile Components - 1.6%
Aptiv PLC(b)	137,000	8,285,760
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	7,500	4,294,650
Nasdaq, Inc.	80,000	6,184,800
		10,479,450
Chemicals - 4.6%
Corteva, Inc.(a)	162,960	9,282,202
Eastman Chemical Company	66,779	6,098,258
International Flavors & Fragrances, Inc.(a)	104,000	8,793,200
		24,173,660
Commercial Banks - 5.0%
Citizens Financial Group, Inc.	152,300	6,664,648
Fifth Third Bancorp(a)	138,000	5,834,640
U.S. Bancorp	163,500	7,820,205
Wells Fargo & Company	89,000	6,251,360
		26,570,853
Commercial Services - 0.8%
Moody’s Corporation	3,500	1,656,795
S&P Global, Inc.	5,400	2,689,362
		4,346,157
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	147,821	7,565,479
Korn Ferry(a)	55,700	3,756,965
		11,322,444
Communications Equipment - 1.4%
Cisco Systems, Inc.	126,000	7,459,200

	Shares	Value
Computers - 0.6%
Apple, Inc.	11,500	$2,879,830
Consumer Finance - 1.7%
Equifax, Inc.(a)	13,000	3,313,050
MasterCard, Inc. - Class A	4,000	2,106,280
Visa, Inc. - Class A	10,500	3,318,420
		8,737,750
Consumer Staples Distribution & Retail - 1.9%
Target Corporation	74,000	10,003,320
Distributors - 1.6%
LKQ Corporation(a)	235,000	8,636,250
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. - Class B(b)	13,100	5,937,968
Invesco Ltd.	337,000	5,890,760
		11,828,728
E-Commerce - 0.9%
eBay, Inc.	73,000	4,522,350
Electronic Equipment, Instruments & Components - 1.6%
Vontier Corporation	234,000	8,533,980
Electronics - 1.7%
Sensata Technologies Holding PLC	335,274	9,186,508
Energy Equipment & Services - 1.8%
Schlumberger Ltd.	252,000	9,661,680
Financial Services - 0.7%
Fiserv, Inc.(b)	19,000	3,902,980
Food & Drug Retailers - 1.1%
CVS Health Corporation	123,000	5,521,470
Food Products - 0.8%
Sysco Corporation	58,000	4,434,680
Health Care Equipment & Supplies - 7.6%
Baxter International, Inc.	328,000	9,564,480
Becton, Dickinson and Company	43,000	9,755,410
Hologic, Inc.(b)	90,000	6,488,100
Medtronic PLC	94,000	7,508,720
Zimmer Biomet Holdings, Inc.	65,200	6,887,076
		40,203,786
Health Care Providers & Services - 4.4%
Henry Schein, Inc.(b)	109,000	7,542,800
Quest Diagnostics Inc.	54,216	8,179,026
UnitedHealth Group, Inc.	15,200	7,689,072
		23,410,898

The accompanying notes are an integral part of these financial statements.

1

The Olstein All Cap Value Fund
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - 0.7%
Denny’s Corporation(b)	563,400	$3,408,570
Household Durables - 1.2%
Mohawk Industries, Inc.(b)	55,000	6,552,150
Household Products - 2.3%
Kimberly-Clark Corporation	48,000	6,289,920
Reynolds Consumer Products, Inc.	207,950	5,612,570
		11,902,490
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	14,000	3,162,460
Industrial Equipment Wholesale - 0.9%
WESCO International, Inc.	27,200	4,922,112
Insurance - 2.7%
Travelers Companies, Inc.	32,000	7,708,480
Willis Towers Watson PLC	20,500	6,421,420
		14,129,900
Interactive Media & Services - 0.5%
Meta Platforms, Inc. - Class A	4,600	2,693,346
Internet Software & Services - 1.0%
Alphabet, Inc. - Class C	28,000	5,332,320
IT Services - 2.6%
Fidelity National Information Services, Inc.	78,000	6,300,060
SS&C Technologies Holdings, Inc.	98,000	7,426,440
		13,726,500
Machinery - 6.8%
Cummins, Inc.	11,250	3,921,750
Deere & Company	15,750	6,673,275
Dover Corporation	29,000	5,440,400
Fortive Corporation	79,500	5,962,500
Middleby Corporation(a)(b)	54,800	7,422,660
Stanley Black & Decker, Inc.	84,000	6,744,360
		36,164,945
Media - 3.7%
Comcast Corporation - Class A	111,000	4,165,830
Walt Disney Company	137,500	15,310,625
		19,476,455
Pharmaceuticals - 3.2%
Avantor, Inc.(b)	356,000	7,500,920
Johnson & Johnson	65,000	9,400,300
		16,901,220
Real Estate Management & Development - 2.5%
CBRE Group, Inc. - Class A(b)	59,000	7,746,110
Jones Lang LaSalle, Inc.(b)	21,050	5,328,597
		13,074,707

	Shares	Value
Restaurants - 1.3%
Dine Brands Global, Inc.(a)	218,958	$6,590,636
Semiconductors & Semiconductor Equipment - 2.9%
Kulicke and Soffa Industries, Inc.(a)	142,500	6,649,050
ON Semiconductor Corporation(b)	76,000	4,791,800
Texas Instruments, Inc.	21,500	4,031,465
		15,472,315
Software - 0.8%
Microsoft Corporation	9,500	4,004,250
Telecommunications - 1.3%
Corning, Inc.	146,000	6,937,920
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. - Class B	64,000	4,842,880
TOTAL COMMON STOCKS (Cost $433,709,452)		500,220,576
SHORT-TERM INVESTMENTS - 12.1%
Investments Purchased with Proceeds from Securities Lending - 7.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51%(c)	37,259,458	37,259,458
Money Market Funds - 5.0%
First American Government Obligations Fund - Class X, 4.41%(c)	26,561,216	26,561,216
TOTAL SHORT-TERM INVESTMENTS (Cost $63,820,674)		63,820,674
TOTAL INVESTMENTS - 106.8% (Cost $497,530,126)		$564,041,250
Money Market Deposit Account - 0.2%(d)		1,397,959
Liabilities in Excess of Other Assets - (7.0)%		(36,989,307)
TOTAL NET ASSETS - 100.0%		$528,449,902

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $36,497,066 which represented 6.9% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.13%.

The accompanying notes are an integral part of these financial statements.

2

The Olstein Strategic Opportunities Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Auto Components - 2.0%
Miller Industries, Inc.	21,000	$1,372,560
Auto Manufacturers - 3.5%
Blue Bird Corporation(a)	63,000	2,433,690
Banks - 2.3%
First Hawaiian, Inc.(b)	63,000	1,634,850
Commercial Banks - 6.5%
Citizens Financial Group, Inc.	41,700	1,824,792
Home BancShares, Inc.	60,000	1,698,000
Prosperity Bancshares, Inc.	14,000	1,054,900
		4,577,692
Commercial Services & Supplies - 6.9%
ABM Industries, Inc.(b)	48,000	2,456,640
Brady Corporation - Class A	18,000	1,329,300
Korn Ferry(b)	15,300	1,031,985
		4,817,925
Distributors - 2.9%
LKQ Corporation	55,000	2,021,250
Diversified Financial Services - 3.3%
Invesco Ltd.	133,000	2,324,840
Electronic Equipment, Instruments & Components - 7.2%
Vishay Intertechnology, Inc.(b)	140,000	2,371,600
Vontier Corporation	73,000	2,662,310
		5,033,910
Electronics - 4.3%
Sensata Technologies Holding PLC	108,800	2,981,120
Health Care Equipment & Supplies - 2.2%
Zimmer Biomet Holdings, Inc.	14,800	1,563,324
Health Care Products - 4.3%
Integra LifeSciences Holdings Corporation(a)	133,000	3,016,440
Hotels, Restaurants & Leisure - 3.1%
Denny's Corporation(a)	353,000	2,135,650
Household Durables - 6.2%
Central Garden & Pet Company - Class A(a)	77,000	2,544,850
Mohawk Industries, Inc.(a)	15,000	1,786,950
		4,331,800
Household Products - 1.1%
Reynolds Consumer Products, Inc.	29,050	784,059
Industrial Equipment Wholesale - 2.5%
WESCO International, Inc.	9,800	1,773,408

	Shares	Value
Leisure Products - 2.6%
Johnson Outdoors, Inc. - Class A	54,000	$1,782,000
Machinery - 20.1%
AGCO Corporation	14,500	1,355,460
Douglas Dynamics, Inc.	75,000	1,772,250
Gates Industrial Corporation PLC(a)	142,000	2,920,940
Graham Corporation(a)	25,500	1,133,985
Middleby Corporation(a)(b)	16,200	2,194,290
Shyft Group, Inc.	228,000	2,676,720
Tennant Company	9,500	774,535
Timken Company	17,000	1,213,290
		14,041,470
Pharmaceuticals - 2.9%
Prestige Consumer Healthcare, Inc.(a)(b)	26,000	2,030,340
Professional Services - 1.7%
First Advantage Corporation(a)(b)	63,000	1,179,990
Real Estate Management & Development - 4.7%
Cushman & Wakefield PLC(a)	148,000	1,935,840
Jones Lang LaSalle, Inc.(a)	5,450	1,379,613
		3,315,453
Restaurants - 4.2%
Dine Brands Global, Inc.(b)	97,200	2,925,720
Semiconductors & Semiconductor Equipment - 3.1%
Kulicke and Soffa Industries, Inc.(b)	46,500	2,169,690
TOTAL COMMON STOCKS (Cost $63,595,543)		68,247,181
SHORT-TERM INVESTMENTS - 19.9%
Investments Purchased with Proceeds from Securities Lending - 17.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51%(c)	12,256,411	12,256,411
Money Market Funds - 2.4%
First American Government Obligations Fund - Class X, 4.41%(c)	1,654,287	1,654,287
TOTAL SHORT-TERM INVESTMENTS (Cost $13,910,698)		13,910,698
TOTAL INVESTMENTS - 117.5% (Cost $77,506,241)		$82,157,879
Money Market Deposit Account - 0.1%(d)		87,068
Liabilities in Excess of Other Assets - (17.6)%		(12,292,947)
TOTAL NET ASSETS - 100.0%		$69,952,000

The accompanying notes are an integral part of these financial statements.

3

The Olstein Strategic Opportunities Fund
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $11,980,970 which represented 17.1% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.13%.

The accompanying notes are an integral part of these financial statements.

4

THE OLSTEIN FUNDS
Statements of Assets and Liabilities
as of December 31, 2024 (Unaudited)

	Olstein All Cap Value Fund	Olstein Strategic Opportunities Fund
Assets:
Investments, at value(1) (at cost $497,530,126 and $77,506,241 respectively)	$564,041,250	$82,157,879
Cash Equivalent	1,397,959	87,068
Receivable for capital shares sold	2,443	1,936
Dividends and interest receivable	1,073,311	87,613
Securities lending income receivable	4,784	1,621
Prepaid expenses	27,223	25,382
Total assets	$566,546,970	$82,361,499
Liabilities:
Payable upon return of securities loaned	37,259,458	12,256,411
Payable to investment adviser	465,039	47,798
Payable for capital shares redeemed	96,056	8,428
Accrued distribution fees	78,589	8,665
Payable for transfer agent fees & expenses	75,127	29,172
Payable for fund administration & accounting fees	55,589	21,380
Payable for audit fees	11,057	11,315
Payable for custody fees	6,443	872
Payable for trustee fees	6,068	6,076
Payable for compliance fees	2,080	2,080
Accrued expenses	41,562	17,302
Total liabilities	38,097,068	12,409,499
Net Assets	$528,449,902	$69,952,000
Net Assets Consist of:
Paid-in capital	$440,946,396	$63,390,114
Total distributable earnings	87,503,506	3,561,886
Total net assets	$528,449,902	$66,952,000

(1)	Includes securities on loan with a value of $36,497,066 and $11,980,970, respectively. Total Securities include both those sold and pending settlement.

Class A:
Net assets	$275,572,218	$24,190,712
Shares of beneficial interest outstanding(1)	10,384,461	1,158,256
Net asset value, offering price and redemption price per share	$26.54	$20.89
Maximum offering price per share(2)	$28.08	$22.10
Class C:
Net assets	$20,536,677	$3,670,139
Shares of beneficial interest outstanding(1)	1,133,844	209,114
Net asset value, offering price and redemption price per share(3)	$18.11	$17.55
Adviser Class:
Net assets	$232,341,007	$42,091,149
Shares of beneficial interest outstanding(1)	8,650,425	1,972,651
Net asset value, offering price and redemption price per share	$26.86	$21.34

(1)	Unlimited number of shares authorized without par value.
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(3)	May be subject to a contingent deferred sales charge of 1.00% on certain shares redeemed within 12 months of purchase on Class C shares.
The accompanying notes are an integral part of these financial statements.

5

THE OLSTEIN FUNDS
Statements of Operations
For the Six Months Ended December 31, 2024 (Unaudited)

	Olstein All Cap Value Fund	Olstein Strategic Opportunities Fund
Investment Income:
Dividend income	$4,919,911	$625,814
Interest income	1,246,260	78,695
Securities lending income, net	17,172	5,929
Total investment income	6,183,343	710,438
Expenses:
Investment advisory fees (See Note 4)	2,800,047	393,678
Transfer agent fees & expenses (See Note 4)	197,443	72,453
Fund administration & accounting fees (See Note 4)	155,978	69,580
Federal & state registration fees	24,955	22,959
Custody fees (See Note 4)	18,964	2,642
Trustee fees	11,894	11,538
Legal fees	11,821	11,840
Audit fees	11,057	11,317
Postage & printing fees	10,996	4,666
Compliance fees (See Note 4)	6,248	6,248
Insurance fees	3,162	1,308
Other expenses	20,640	5,522
Distribution fees (See Note 5)
Class A	362,620	31,710
Class C	115,406	20,827
Total expenses	3,751,231	666,288
Less: waiver from Investment adviser (See Note 4)	—	(82,286)
Net expenses	3,751,231	584,002
Net investment income	2,432,112	126,436
Realized and Unrealized Gain (Loss) on Investments:
Net realized and unrealized gain on investments	34,271,032	4,254,292
Net change in unrealized appreciation/depreciation on investments	(1,555,259)	(1,081,654)
Net realized and unrealized gain on investments	32,715,773	3,172,638
Net increase in net assets resulting from operations	$35,147,885	$3,299,074

The accompanying notes are an integral part of these financial statements.

6

Olstein All Cap Value Fund
Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
Operations:
Net Investment Income	$2,432,112	$5,862,606
Net realized gain (loss) on investments	34,271,032	30,885,448
Change in unrealized appreciation/depreciation on investments	(1,555,259)	(4,480,530)
Net increase in net assets resulting from operations	35,147,885	32,267,524
Capital Share Transactions:
Class A:
Proceeds from shares sold	3,098,911	6,523,907
Proceeds from reinvestment of distributions	18,571,020	2,059,336
Payments for shares redeemed	(17,229,554)	(46,950,098)
Increase (Decrease) in net assets resulting from Class A transactions	4,440,377	(38,366,855)
Class C:
Proceeds from shares sold	141,840	507,250
Proceeds from reinvestment of distributions	2,095,493	34,763
Payments for shares redeemed	(5,631,706)	(11,401,219)
Decrease in net assets resulting from Class C transactions	(3,394,373)	(10,859,206)
Adviser Class:
Proceeds from shares sold	1,667,387	4,972,908
Proceeds from reinvestment of distributions	18,379,123	3,032,624
Payments for shares redeemed	(17,112,956)	(55,432,965)
Increase (Decrease) in net assets resulting from Adviser Class transactions	2,933,554	(47,427,433)
Net Increase (Decrease) in net assets from capital share transactions	3,979,558	(96,653,494)
Distributions to shareholders:
Class A	(21,535,241)	(2,488,300)
Class C	(2,155,968)	(36,970)
Adviser Class	(18,867,293)	(3,098,655)
Total distributions to shareholders	(42,558,502)	(5,623,925)
Total decrease in net assets:	(3,431,059)	(70,009,895)
Net Assets:
Beginning of period	531,880,961	601,890,856
End of period	$528,449,902	$531,880,961

The accompanying notes are an integral part of these financial statements.

7

Olstein Strategic Opportunities Fund
Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
Operations:
Net Investment Income	$126,436	$343,432
Net realized gain on investments	4,254,292	3,376,326
Change in unrealized appreciation/depreciation on investments	(1,081,654)	(814,182)
Net increase in net assets resulting from operations	3,299,074	2,905,576
Capital Share Transactions:
Class A:
Proceeds from shares sold	521,216	2,557,372
Proceeds from reinvestment of distributions	1,335,555	20,890
Payments for shares redeemed	(2,106,658)	(6,821,562)
Decrease in net assets resulting from Class A transactions	(249,887)	(4,243,300)
Class C:
Proceeds from shares sold	3,268	61,691
Proceeds from reinvestment of distributions	271,458	—
Payments for shares redeemed	(810,196)	(2,561,966)
Decrease in net assets resulting from Class C transactions	(535,470)	(2,500,275)
Adviser Class:
Proceeds from shares sold	1,871,105	6,929,078
Proceeds from reinvestment of distributions	2,683,930	222,759
Payments for shares redeemed	(13,830,159)	(10,045,206)
Decrease in net assets resulting from Adviser Class transactions	(9,275,124)	(2,893,369)
Net decrease in net assets from capital share transactions	(10,060,481)	(9,636,944)
Distributions to Shareholders:
Class A	$(1,598,066)	$(25,701)
Class C	(272,180)	—
Adviser Class	(2,842,035)	(232,788)
Total distributions to shareholders	(4,712,281)	(258,489)
Total decrease in net assets:	(11,473,688)	(6,989,857)
Net Assets
Beginning of period	81,425,688	88,415,545
End of period	$69,952,000	$81,425,688

The accompanying notes are an integral part of these financial statements.

8

Olstein All Cap Value Fund
Financial Highlights
Class A

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.92	$25.57	$25.11	$34.32	$21.40	$24.10
Investment Operations:
Net investment income (loss)(1)	0.11	0.25	0.18	0.01	(0.01)	0.17
Net realized and unrealized gain (loss) on investments	1.70	1.32	2.04	(4.77)(2)	13.06	(2.12)
Total from investment operations	1.81	1.57	2.22	(4.76)	13.05	(1.95)
Less distributions from:
Net investment income	(0.22)	(0.22)	—	—	(0.13)	(0.10)
Net realized gains	(1.97)	—	(1.76)	(4.45)	—	(0.65)
Total distributions	(2.19)	(0.22)	(1.76)	(4.45)	(0.13)	(0.75)
Net asset value, end of period	$26.54	$26.92	$25.57	$25.11	$34.32	$21.40
Total return(3)(4)	6.43%	6.23%	9.30%	−15.99%	61.15%	−8.54%
Supplemental Data and Ratios
Net assets, end of period (000’s omitted)	$275,572	$274,620	$298,532	$293,747	$142,863	$93,359
Ratio of expenses to average net assets(5)	1.42%	1.42%	1.41%	1.42%	1.39%	1.40%
Ratio of net investment income (loss) to average net assets(5)	0.79%	0.98%	0.71%	0.03%	(0.05)%	0.75%
Portfolio turnover(4)	20%	27%	32%	43%	42%	48%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

(3)	Total return does not reflect sales charges.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

9

Olstein All Cap Value Fund
Financial Highlights
Class C

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.92	$17.97	$18.29	$26.38	$16.53	$18.82
Investment Operations:
Net investment income (loss)(1)	0.00(2)	0.04	(0.01)	(0.18)	(0.17)	(0.00)(2)
Net realized and unrealized gain (loss) on investments	1.22	0.93	1.45(3)	(3.46)	10.06	(1.64)
Total from investment operations	1.22	0.97	1.44	(3.64)	9.89	(1.64)
Less distributions from:
Net investment income	(0.06)	(0.02)	—	—	(0.04)	—
Net realized gains	(1.97)	—	(1.76)	(4.45)	—	(0.65)
Total distributions	(2.03)	(0.02)	(1.76)	(4.45)	(0.04)	(0.65)
Net asset value, end of period	$18.11	$18.92	$17.97	$18.29	$26.38	$16.53
Total return(4)(5)	6.04%	5.43%	8.46%	−16.62%	59.89%	−9.21%
Supplement Data and Ratios
Net assets, end of period (000’s omitted)	$20,537	$24,668	$34,328	$40,368	$289,103	$248,420
Ratio of expenses to average net assets(6)	2.17%	2.17%	2.16%	2.15%	2.14%	2.15%
Ratio of net investment gain (loss) to average net assets(6)	0.41%	0.23%	(0.04)%	(0.70)%	(0.80)%	(0.00)%(7)
Portfolio turnover(5)	20%	27%	32%	43%	42%	48%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount rounds to less than $0.01 per share.
(3)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Amount rounds to less than 0.01% per share.
The accompanying notes are an integral part of these financial statements.

10

Olstein All Cap Value Fund
Financial Highlights
Adviser Class

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.25	$25.92	$25.37	$34.54	$21.51	$24.15
Investment Operations:
Net investment income(1)	0.15	0.32	0.24	0.09	0.06	0.23
Net realized and unrealized gain (loss) on investments	1.73	1.33	2.07	(4.81)(2)	13.13(2)	(2.13)
Total from investment operations	1.88	1.65	2.31	(4.72)	13.19	(1.90)
Less distributions from:
Net investment income	(0.30)	(0.32)	—	—	(0.16)	(0.09)
Net realized gains	(1.97)	—	(1.76)	(4.45)	—	(0.65)
Total distributions	(2.27)	(0.32)	(1.76)	(4.45)	(0.16)	(0.74)
Net asset value, end of period	$26.86	$27.25	$25.92	$25.37	$34.54	$21.51
Total return(3)	6.57%	6.48%	9.57%	−15.76%	61.49%	−8.27%
Supplement Data and Ratios
Net assets, end of period (000’s omitted)	$232,341	$232,593	$269,031	$262,284	$322,350	$166,492
Ratio of expenses to average net assets(4)	1.17%	1.17%	1.16%	1.16%	1.14%	1.15%
Ratio of net investment income to average net assets(4)	1.04%	1.23%	0.96%	0.29%	0.20%	1.00%
Portfolio turnover(3)	20%	27%	32%	43%	42%	48%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

11

Olstein Strategic Opportunities Fund
Financial Highlights
Class A

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.42	$20.70	$17.97	$27.47	$15.19	$17.24
Investment Operations:
Net investment income (loss)(1)	0.02	0.06	0.03	(0.09)	(0.15)	(0.01)
Net realized and unrealized gain (loss) on investments	0.89	0.68	3.02	(6.90)	12.43	(2.04)
Total from investment operations	0.91	0.74	3.05	(6.99)	12.28	(2.05)
Less distributions from:
Net investment income	(0.08)	(0.02)	—	—	—	—
Net realized gains	(1.36)	—	(0.32)	(2.51)	—	—
Total distributions	(1.44)	(0.02)	(0.32)	(2.51)	—	—
Net asset value, end of period	$20.89	$21.42	$20.70	$17.97	$27.47	$15.19
Total return(2)(3)	3.84%	3.58%	17.08%	−27.83%	80.84%	−11.89%
Supplemental Data and Ratios
Net assets, end of period (000’s omitted)	$24,191	$25,071	$28,454	$25,917	$31,827	$15,873
Ratio of expenses to average net assets:
Before expense waiver/recoupment(4)	1.81%	1.77%	1.73%	1.62%	1.70%	1.81%
After expense waiver/recoupment(4)	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets:
After expense waiver/recoupment(4)	0.20%	0.30%	0.15%	(0.39)%	(0.68)%	(0.07)%
Portfolio turnover(3)	14%	32%	26%	32%	47%	45%

(1)	Per share amounts calculated using the average shares method.
(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

12

Olstein Strategic Opportunities Fund
Financial Highlights
Class C

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.20	$17.71	$15.52	$24.25	$13.52	$15.45
Investment Operations:
Net investment loss(1)	(0.05)	(0.08)	(0.10)	(0.24)	(0.28)	(0.12)
Net realized and unrealized gain (loss) on investments	0.76	0.57(2)	2.61(2)	(5.98)	11.01	(1.81)
Total from investment operations	0.71	0.49	2.51	(6.22)	10.73	(1.93)
Less distributions from:
Net realized gains	(1.36)	—	(0.32)	(2.51)	—	—
Total distributions	(1.36)	—	(0.32)	(2.51)	—	—
Net asset value, end of period	$17.55	$18.20	$17.71	$15.52	$24.25	$13.52
Total return(3)(4)	3.42%	2.77%	16.29%	−28.38%	79.36%	−12.49%
Supplemental Data and Ratios
Net assets, end of period (000’s omitted)	$3,670	$4,313	$6,695	$7,341	$16,515	$11,135
Ratio of expenses to average net assets:
Before expense waiver/recoupment(5)	2.56%	2.52%	2.48%	2.35%	2.46%	2.55%
After expense waiver/recoupment(5)	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment loss to average net assets:
After expense waiver/recoupment(5)	(0.55)%	(0.44)%	(0.60)%	(1.14)%	(1.43)%	(0.82)%
Portfolio turnover(4)	14%	32%	26%	32%	47%	45%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

(3)	Total return does not reflect sales charges.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

13

Olstein Strategic Opportunities Fund
Financial Highlights
Adviser Class

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.88	$21.17	$18.32	$27.89	$15.39	$17.42
Investment Operations:
Net investment income (loss)(1)	0.05	0.12	0.08	(0.03)	(0.10)	0.03
Net realized and unrealized gain (loss) on investments	0.91	0.69	3.09	(7.03)	12.60	(2.06)
Total from investment operations	0.96	0.81	3.17	(7.06)	12.50	(2.03)
Less distributions from:
Net investment income	(0.14)	(0.10)	—	—	—	—
Net realized gains	(1.36)	—	(0.32)	(2.51)	—	—
Total distributions	(1.50)	(0.10)	(0.32)	(2.51)	—	—
Net asset value, end of period	$21.34	$21.88	$21.17	$18.32	$27.89	$15.39
Total return(2)	3.95%	3.85%	17.41%	−27.65%	81.22%	−11.65%
Supplemental Data and Ratios
Net assets, end of period (000’s omitted)	$42,091	$52,041	$53,267	$52,137	$92,191	$29,211
Ratio of expenses to average net assets:
Before expense waiver/recoupment(3)	1.56%	1.52%	1.48%	1.36%	1.43%	1.55%
After expense waiver/recoupment(3)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense waiver/recoupment(3)	0.46%	0.55%	0.40%	(0.14)%	(0.43)%	0.18%
Portfolio Turnover(2)	14%	32%	26%	32%	47%	45%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

14

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Olstein All Cap Value Fund (“All Cap Value Fund”) and Olstein Strategic Opportunities Fund (“Strategic Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation with a secondary objective of income. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Each Fund offers three different share classes – Adviser Class, Class A, and Class C. The All Cap Value Fund commenced operations on September 21, 1995. The Class C shares commenced operations on September 21, 1995, the Adviser Class shares commenced operations on September 1, 1999, and the Class A shares commenced operations on September 17, 2018. The Strategic Fund commenced operations on November 1, 2006. The Class A shares and Class C shares each commenced operations on November 1, 2006 and the Adviser Class shares commenced operations on May 11, 2015. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class. Class A shares are subject to a front-end sales charge of up to 5.50% and a 0.25% Rule 12b-1 distribution and servicing fee. Class C shares may be subject to a deferred sales charge of up to 1.00% and are subject to a 1.00% Rule 12b-1 distribution and servicing fee. The Funds may issue an unlimited number of shares of beneficial interest without par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes - The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended December 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended December 31, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended December 31, 2024, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended June 30, 2021.
Security Transactions, Income and Distributions - The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations on net asset value (“NAV”) per share of the Funds.

15

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at an annual rate of 0.25% and 1.00% of the Class A shares and Class C shares average daily net assets, respectively (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Funds.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Cash & Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less. These balances may exceed FDIC insured limits.

16

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
Equity Securities – Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Olstein Capital Management, L.P. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following tables are a summary of the inputs used to value each Fund’s securities as of
December 31, 2024: All Cap Value Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$500,220,576	$ —	$ —	$500,220,576
Short-Term Investment	—	26,561,216	—	—	26,561,216
Investments Purchased with the Cash Proceeds from Securities Lending*	37,259,458	—	—	—	37,259,458
Total Investment in Securities	$37,259,458	$526,781,792	$ —	$ —	$564,021,250

Strategic Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$ —	$ 68,247,181	$ —	$ —	$ 68,247,181
Short-Term Investment	—	1,654,287	—	—	1,654,287
Investments Purchased with the Cash Proceeds from Securities Lending*	12,256,411	—	—	—	12,256,411
Total Investment in Securities	$12,256,411	$ 69,901,468	$ —	$ —	$ 82,157,879

*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statements of Assets and Liabilities. See Note 9 for additional information regarding securities lending activity.

Refer to the Schedule of Investments for further information on the classification of investments.

17

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
4. INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. For its services, the All Cap Value Fund pays the Adviser a monthly management fee of 1.00% of the Fund’s average daily net assets up to $1 billion, 0.95% of the Fund’s average daily net assets on the next $500 million, 0.90% of the Fund’s average daily net assets on the next $500 million, 0.85% of the Fund’s average daily net assets on the next $500 million, 0.80% of the Fund’s average daily net assets on the next $500 million, and 0.75% of the Fund’s average daily net assets in excess of $3 billion. The Strategic Fund pays the Adviser a monthly management fee of 1.00% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Strategic Fund for its expenses to ensure that total operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses), based upon the average daily net assets of the Fund, do not exceed an annual rate of 1.35%.
Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement for the Strategic Fund is indefinite in term, but cannot be terminated within a year after the effective date of the prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. Waived fees subject to potential recovery by month of expiration are as follows:

Expiration – Strategic Fund
January 2025 – June 2025	$32,891
July 2025 – June 2026	110,808
July 2026 – June 2027	142,516
July 2027 – December 2027	82,286

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended December 31, 2024, are disclosed in the Statements of Operations.
5. DISTRIBUTION COSTS
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in Class A and Class C only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% and 1.00% of Class A and Class C average daily net assets, respectively. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended December 31, 2024, the All-Cap Value Fund and Strategic Fund incurred expenses of $362,620 and $31,710, respectively in Class A pursuant to the Plan. The All-Cap Value Fund and Strategic Fund also incurred additional expenses of $115,406 and $20,827, respectively in Class C.

18

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds were as follows:
All Cap Value Fund

	Period Ended December 31, 2024	Year Ended June 30, 2024
Class A
Shares sold	111,303	257,794
Shares issued in reinvestment of distributions	671,890	83,206
Shares redeemed	(601,823)	(1,813,594)
Net increase (decrease)	181,370	(1,472,594)
Class C
Shares sold	7,062	28,038
Shares issue in reinvestment of distributions	111,049	1,989
Shares redeemed	(287,751)	(636,355)
Net decrease	(169,640)	(606,328)
Adviser Class:
Shares sold	58,451	189,955
Shares issue in reinvestment of distributions	657,101	121,208
Shares redeemed	(600,684)	(2,155,454)
Net increase (decrease)	114,868	(1,844,291)
Net increase (decrease) in Capital Shares	126,598	(3,923,213)

Strategic Fund

	Period Ended December 31, 2024	Year Ended June 30, 2024
Class A
Shares sold	23,214	121,791
Shares issued in reinvestment of distributions	59,890	1,050
Shares redeemed	(95,399)	(326,588)
Net decrease	(12,295)	(203,747)
Class C
Shares sold	169	3,431
Shares issue in reinvestment of distributions	14,478	—
Shares redeemed	(42,557)	(144,501)
Net decrease	(27,910)	(141,070)
Adviser Class:
Shares sold	82,047	326,317
Shares issue in reinvestment of distributions	117,820	10,984
Shares redeemed	(606,204)	(474,028)
Net decrease	(406,337)	(136,727)
Net decrease in Capital Shares	(446,542)	(481,544)

19

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended December 31, 2024, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
All Cap Value Fund	$ —	$ —	$ 101,254,024	$ 117,666,950
Strategic Fund	—	—	10,693,746	23,822,549

8. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at June 30, 2024 were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
All Cap Value Fund	$87,743,118	$ (20,477,381)	$ 67,265,737	$ 475,048,533
Strategic Fund	12,637,366	(7,052,103)	5,585,263	83,316,457

Any differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales.
At June 30, 2024, the components of distributable earnings/accumulated loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Gains	Net Unrealized Appreciation	Total Distributable Earnings
All Cap Value Fund	$ 4,816,003	$ 22,832,383	$ —	$ 67,265,737	$ 94,914,123
Strategic Fund	237,616	2,152,214	—	5,585,263	7,975,093

As of June 30, 2024, the Funds’ last completed fiscal year, the Funds did not have any short-term capital loss carryforwards. During the year ended June 30, 2024 the All Cap Value Fund and Strategic Fund utilized short-term capital loss carryovers of $2,541,188 and $617,259, respectively. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and June 30, 2024, respectively. For the taxable year ended June 30, 2024, the Funds did not have any qualified late year losses.
The tax character of distributions paid for the period ended December 31, 2024, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
All Cap Value Fund	$ 4,816,003	$ 37,742,499	$ 42,558,502
Strategic Fund	448,766	4,263,515	4,712,281

The tax character of distributions paid for the year ended June 30, 2024, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
All Cap Value Fund	$ 5,623,925	$—	$5,623,925
Strategic Fund	258,489	—	258,489

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

20

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
9. SECURITIES LENDING
Following the terms of a securities lending agreement with the Fund’s Custodian, the Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund. As of December 31, 2024, the All Cap Value Fund had securities on loan with a value of $36,497,066 and collateral value of $37,259,458. The Strategic Fund had securities on loan with a value of $11,980,970 and collateral value of $12,256,411.
The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The net income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
10. LINE OF CREDIT
The All Cap Value Fund and Strategic Fund each has established an unsecured Line of Credit (“LOC”) in the amount of $50,000,000 and $15,000,000, respectively, or 33.33% of the fair value of each Fund’s unencumbered assets, whichever is less. Each LOC matures unless renewed on July 18, 2025. These LOCs are intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOCs are with the Custodian. Interest is charged at the prime rate which was 7.50% as of December 31, 2024. The interest rate during the year was between 7.50% and 8.50%. Each Fund has authorized the Custodian to charge any of that Fund’s accounts for missed payments. For the period ended December 31, 2024, the Funds did not have any borrowing under the LOCs.

21

THE OLSTEIN FUNDS
ADDITIONAL INFORMATION
December 31, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Each Fund’s Part F of N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-799-2113.
AVAILABILITY OF FUND PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-799-2113. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-799-2113, or (2) on the SEC’s website at www.sec.gov.

22

INVESTMENT ADVISER
Olstein Capital Management, L.P.
4 Manhattanville Road, Suite 204
Purchase, New York 10577
DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-800-799-2113.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	March 7, 2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	March 7, 2025

* Print the name and title of each signing officer under his or her signature.